Subsequent events - Additional Information (Details) - PEN (S/)	Apr. 01, 2026	Jan. 15, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [line items]
Amount issued			S/ 13,275,494,000	S/ 13,070,956,000
InFinance XP S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Joint venture acquire percentage	100.00%
Joint ventrure acquire amount	S/ 130,000,000
Proportion of ownership interest in joint venture	50.00%
Events after reporting period [Member] | Senior Unsecured Notes [Member]
Disclosure of non-adjusting events after reporting period [line items]
Amount issued		S/ 500,000,000,000
Borrowings maturity		July 2031
Annual interest rate		4.80%